WARRANT LIABILITY (Details 3) - Placement Agent Warrants [Member] - $ / shares		6 Months Ended
	Oct. 03, 2023	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Exercise price	$ 47.60	$ 47.50
Share price	$ 39.40	$ 6.65
Expected life	4 years 11 months 26 days	4 years 3 days
Expected volatility	100.70%	129.26%
Risk free interest rate	4.80%	3.58%
Dividend yield